Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]	Note 6 — Inventory The carrying amounts of inventories are as follows:
	March 31,	December 31,
	2013	2012

Raw materials	$57,504	$79,090
Finished goods	876,741	1,091,007

	$934,245	$1,170,097

Note 8 — Inventory

Inventory consisted of the following:

	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159